Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
13.	Supplemental Cash Flow Information
  Payments for interest and income taxes were as follows:
	Years ended December 31,
	2025	2024	2023

Interest	$-	$-	$-
Income taxes	$166,667	$180,913	$15,825